Fair Value Measurements - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) - USD ($)	Mar. 31, 2022	Mar. 04, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
cash	$ 230,032,549	$ 1,741